Investment in equity accounted investees (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2016 INR (₨)
Investments accounted for using equity method [Line Items]
Total current assets		₨ 114,501			₨ 109,645				$ 1,656
Total non-current assets		110,926			115,959				1,604
Total assets		225,427			225,604				3,259
Equity		140,197			126,460		₨ 124,044		2,027	₨ 128,336
Total current liabilities		59,700			69,692				863
Total equity and liabilities		225,427			225,604				3,259
Revenues		153,851	[1],[2]	$ 2,225	142,028	[1],[2]	140,809	[1],[2]
Profit for the year		18,795		$ 272	9,806		₨ 12,039
Carrying value of the Company's investment		₨ 2,529			₨ 2,104				$ 37
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Ownership		51.30%		51.30%	51.30%		51.30%
Total current assets		₨ 6,195			₨ 4,933		₨ 3,385
Total non-current assets		374			347		296
Total assets		6,569			5,280		3,681
Equity		4,448			3,600		2,603
Total current liabilities		2,121			1,680		1,078
Total equity and liabilities		6,569			5,280		3,681
Revenues		7,436			5,482		4,980
Expenses		6,558			4,792		4,295
Profit for the year		878			690		685
Company's share of profits for the year		449			354		351
Carrying value of the Company's investment	[3]	2,464			2,029		1,519
Translation adjustment arising out of translation of foreign currency balances		₨ 241			₨ 255		₨ 97

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.
[2]	Revenues for the year ended March 31, 2019 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,785 (as compared to Rs.5,492 and Rs.6,181 for the years ended March 31, 2018 and 2017, respectively).
[3]	Includes Rs.181 representing the goodwill on acquisition of investment.